Accounts Receivable, Net	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts Receivable, Net

4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	December 31,
	2013	2014
	RMB	RMB
Accounts receivable	84,344,499	73,720,191
Allowance for doubtful accounts	—	(1,154,066)

Accounts receivable, net	84,344,499	72,566,125

The activity in the allowance for doubtful accounts for accounts receivable for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	—	—	—
Additions charged to provision for doubtful accounts	—	—	1,636,604
Write-off of accounts receivable	—	—	(482,538)

Ending allowance for doubtful accounts	—	—	1,154,066